RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seadrill Limited, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited (formerly known as Arcadia Petroleum Limited), Archer Limited, Flex LNG Ltd, and Avance Gas. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions
As of June 30, 2021, the Company held two vessels under finance leases, which are leased from SFL. The remaining periods on these leases as of June 30, 2021 was approximately six years.

A summary of leasing transactions with SFL in the six months ended June 30, 2021 and June 30, 2020 are as follows;

(in thousands of $)	2021	2020
Charter hire payable (principal and interest)	3,942	4,360
Lease interest expense	2,002	2,455
Contingent rental (income) expense	(1,624)	8,270
Remaining lease obligation	52,444	59,974

Contingent rental income in 2021 (expense in 2020) is due to the fact that the actual profit share expense earned by SFL in the six months ended June 30, 2021 of $0.3 million (six months ended June 30, 2020: $10.4 million) was $1.6 million less (six months ended June 30, 2020: $8.3 million more) than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the merger between the Company and Frontline 2012.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. The Company recognized an income of $1.0 million in the six months ended June 30, 2021 in relation to this pooling arrangement (six months ended June 30, 2020: income of $0.7 million).

Transactions with associated companies

A share of losses of TFG Marine of $0.7 million was recognized in the six months ended June 30, 2021. The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $107.8 million to TFG Marine in the six months ended June 30, 2021 and $14.0 million remained due as of June 30, 2021. The Company has also agreed to provide a $50.0 million guarantee in respect of the performance of its subsidiaries, and two subsidiaries of an affiliate of Hemen, under a bunker supply arrangement with TFG Marine. As of June 30, 2021 there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by the Trafigura Group and becomes payable Frontline shall pay a pro-rata amount based on its share of the equity in TFG Marine. The maximum liability under this guarantee is $6.0 million and there are no amounts payable under this guarantee as of June 30, 2021.

Transactions with other affiliates of Hemen
In the six months ended June 30, 2021, the Company extended the terms of its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen by 12 months to May 2022. The Company recognized interest expense of $2.3 million in the six months ended June 30, 2021 (six months ended June 30, 2020: $2.8 million). $113.3 million remains available and undrawn under this facility as of June 30, 2021.

In the six months ended June 30, 2021, the Company chartered four of its vessels to an affiliate of Hemen, of which one was a time charter with an initial term of 8 months. The Company recognized revenue of $1.0 million in relation to these charters in the six months ended June 30, 2021.

A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2021 and June 30, 2020 are as follows:

(in thousands of $)	2021	2020
Seatankers Management Co. Ltd	1,641	6,037
SFL	2,668	2,206
Golden Ocean	2,409	3,311
Flex LNG Ltd	929	635
Seatankers Management Norway AS	(344)	(248)
Seadrill Limited	137	133
Archer Limited	74	225
Alta Trading UK Limited	1,018	23,558
Avance Gas	1,207	335
TFG Marine	386	—
Other related parties	90	76

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services and guarantee fees.

Related party balances
A summary of balances due from related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	3,549	4,835
Seatankers Management Co. Ltd	4,722	3,578
Archer Limited	43	88
Alta Trading UK Limited	—	1,263
Golden Ocean	4,240	2,336
Seadrill Limited	501	25
Flex LNG Ltd	356	366
Avance Gas	842	540
TFG Marine	183	16
Other related parties	193	208
	14,629	13,255

A summary of balances due to related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	5,857	8,978
Seatankers Management Co. Ltd	5,573	3,147
Avance Gas	723	176
Flex LNG Ltd	491	143
Golden Ocean	2,594	2,040
TFG Marine	14,021	5,369
	29,259	19,853

See also Note 11, Note 13 and Note 17 for details regarding related party transactions and balances.